INCOME TAXES (Schedule of Effective Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Income before taxes on income, as reported in the consolidated statements of operations	$ 20,151	$ 7,849	$ 1,696
Statutory tax rate in Israel	25.00%	25.00%	24.00%
Theoretical tax expense	5,038	1,962	407
Losses and other items for which a valuation allowance was provided or benefit from loss carry fowards	(4,249)	(1,324)	870
Differences in tax rates	352	423	173
Taxes in respect of prior years	23	168	329
Non-deductible expenses	867	917	406
Uncertain tax position	579	(1,370)	(1,213)
Other	148	76	34
Actual tax expense	$ 2,758	$ 852	$ 1,006